Feb. 28, 2020
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Emerging Markets Equity Insights Fund
(the "Funds")

Supplement dated January 8, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the "SAI"),
each dated February 28, 2020, as supplemented to date

At a special meeting of the shareholders of the Goldman Sachs Trust held on January 8, 2021, the Funds' shareholders approved a proposal to change the Funds' sub-classification under the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and eliminated any related fundamental investment restrictions.

Accordingly, effective immediately, the Funds are "non-diversified" and may invest a greater portion of their assets in one or more issuers or in fewer issuers than "diversified" mutual funds.

As a "non-diversified" fund, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.